CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2017
Cash And Due From Banks [Abstract]
CASH AND DUE FROM BANKS
NOTE 5: CASH AND DUE FROM BANKS
Cash and due from banks at December 31, comprised:

	2016	2017
	(EUR in millions)
Current accounts with banks	107	158
Cash in hand	557	577
Current account with central bank	14	658
Other	1	1
Total	679	1.394

The Bank and the other banks of the Group are required to maintain a current account with the respective central banks of their countries, to facilitate interbank transactions with the central banks, its member banks and other financial institutions through the Trans-European Automated Real-Time Gross Settlement Express Transfer system ("TARGET").